Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.5%
Austria - 2.4%
163,533	Erste Group Bank AG	7,180,580
73,312	Porr AG*	1,307,778
89,172	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,565,503
		11,053,861
Belgium - 4.0%
164,555	UCB S.A.	18,426,357
Czech Republic - 1.2%
133,895	Komercni banka, a.s.*	5,421,960
Denmark - 0.5%
4,967	ALK-Abello A/S*	2,084,020
France - 12.4%
102,147	Amundi S.A.	8,591,242
218,132	Bureau Veritas S.A.	6,731,805
464,734	Elior Group S.A.*	3,691,124
589,227	Elis S.A.*	11,237,121
56,871	Legrand S.A.	6,093,688
9,174	Pernod Ricard S.A.	2,022,522
130,516	Publicis Groupe S.A.	8,767,748
82,670	Safran S.A.	10,456,117
		57,591,367
Germany - 12.7%
34,671	Beiersdorf AG	3,740,992
94,222	Brenntag SE	8,752,691
275,050	Fresenius SE & Co. KGaA	13,165,271
21,031	Hannover Rueck SE	3,662,350
230,297	Hensoldt AG	3,643,991
114,779	Jenoptik AG	3,868,045
108,102	Siemens Healthineers AG	7,010,982
339,738	United Internet AG	13,142,195
31,839	Washtec AG	2,000,835
		58,987,352
Italy - 0.1%
19,163	MARR SpA*	467,792
Netherlands - 4.6%
29,967	Heineken NV	3,127,790
228,399	QIAGEN NV*	11,849,868
61,902	Wolters Kluwer NV	6,561,373
		21,539,031
Portugal - 1.5%
352,393	Jeronimo Martins SGPS S.A.	7,025,001
Spain - 2.3%
298,083	Almirall S.A.	4,728,105
37,243	Fluidra S.A.	1,476,409
68,206	Viscofan S.A.	4,467,797
		10,672,311
Sweden - 9.2%
286,064	Alfa Laval AB	10,669,768
292,897	Assa Abloy AB	8,495,949
295,553	Hexpol AB	3,361,038
1,323,732	Swedish Match AB	11,591,576
393,401	Trelleborg AB	8,351,604
		42,469,935
Switzerland - 8.8%
65,273	Julius Baer Group, Ltd.	4,336,719
224,523	Novartis AG	18,410,709
1,136,683	UBS Group AG	18,143,298
		40,890,726
United Kingdom - 35.8%
151,759	AstraZeneca PLC	18,289,654
1,418,734	BAE Systems PLC	10,745,572
1,660,527	Beazley PLC	8,453,970
351,310	British American Tobacco PLC	12,279,879
342,176	Bunzl PLC	11,289,928
247,932	Compass Group PLC*	5,070,501
1,917,094	ConvaTec Group PLC	5,579,480
411,332	Electrocomponents PLC	5,954,694
1,012,733	GlaxoSmithKline PLC	19,113,485
88,007	Hikma Pharmaceuticals PLC	2,895,083
205,899	IMI PLC	4,576,917
491,755	Lancashire Holdings Ltd.	3,703,598
43,602	Next PLC	4,796,259
665,344	Prudential PLC	12,911,286
896,677	Rotork PLC	4,190,937
218,740	Savills PLC	3,966,781
470,008	Smith & Nephew PLC	8,097,222
492,923	Smiths Group PLC	9,504,932
108,009	Spectris PLC	5,605,625
683,405	WPP PLC	9,155,967
		166,181,770
United States - 0.0%
0	Jackson Financial, Inc.*^	3
Total Common Stocks (Cost $365,664,124)		442,811,486

Preferred Stocks - 0.6%
Germany - 0.6%
65,002	Fuchs Petrolub SE	3,043,415
Total Preferred Stocks (Cost $2,735,453)		3,043,415

Short-Term Investments - 3.0%
Money Market Funds - 3.0%
13,921,173	First American Government Obligations Fund - Class Z, 0.02%#	13,921,173
Total Short-Term Investments (Cost $13,921,173)		13,921,173
Total Investments - 99.1% (Cost $382,320,750)		459,776,074
Other Assets in Excess of Liabilities - 0.9%		4,077,168
NET ASSETS - 100.0%		$463,853,242

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.
^ Fractional shares held

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$45,465,494	$397,345,992	$-
Preferred Stocks	3,043,415	-	-
Short-Term Investments	13,921,173	-	-
Total Investments	$62,430,082	$397,345,992	$-